UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21202

John Hancock Preferred Income Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2010

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

# John Hancock
# Preferred Income Fund II

**Semiannual Report**
1.31.10

Ticker | **HPF**

Portfolio summary

Top 10 Holdings[1]

Nexen, Inc. 7.350%	4.6%	Telephone & Data Systems, Inc.,
		7.600%, Series A	2.7%
Viacom, Inc. 6.850%	3.4%
		Comcast Corp., 7.000%, Series B	2.6%
Interstate Power & Light
Company, 8.375%, Series B	3.4%	JPMorgan Chase & Company,
		6.150%, Series E	2.6%
MetLife, Inc., 6.500%, Series B	3.1%
		ING Groep NV, 7.050%	2.6%
PFGI Capital Corp., 7.750%	2.9%

PPL Energy Supply, LLC, 7.000%	2.7%

Sector Composition[2,3]

Financials	48%	Telecommunication Services	7%

Utilities	24%	Consumer Staples	2%

Consumer Discretionary	7%	Short-Term Investments	5%

Energy	7%

Country Composition[2]

United States	85%

United Kingdom	5%

Canada	5%

Netherlands	3%

Switzerland	1%

Other	1%

1 As a percentage of the Fund’s total investments on January 31, 2010. Excludes cash and cash equivalents.

2 As a percentage of the Fund’s total investments on January 31, 2010.

3 Investments focused in one sector may fluctuate more widely than investments diversified across sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

6	Preferred Income Fund II | Semiannual report

Fund’s investments

As of 1-31-10 (unaudited)

	Shares	Value
Preferred Stocks 135.82%		$523,065,719

(Cost $573,755,759)

Consumer Discretionary 11.40%		43,905,072

Media 11.40%

CBS Corp., 6.750% (Z)	177,800	3,884,930

CBS Corp., 7.250%	67,000	1,577,850

Comcast Corp., 7.000%, Series B (Z)	610,000	15,402,500

Comcast Corp., 6.625% (Z)	118,500	2,859,405

Viacom, Inc., 6.850% (Z)	834,245	20,180,387

Consumer Staples 2.91%		11,205,008

Food & Staples Retailing 2.91%

Ocean Spray Cranberries, Inc., 6.250%, Series A (S)(Z)	160,000	11,205,008

Energy 7.69%		29,609,200

Oil, Gas & Consumable Fuels 7.69%

Nexen, Inc., 7.350% (Z)	1,151,100	27,304,092

Southern Union Company, 7.550%, Series A	91,400	2,305,108

Financials 73.45%		282,882,506

Capital Markets 10.47%

Credit Suisse Guernsey, 7.900%	264,000	6,803,280

Lehman Brothers Holdings Capital Trust III,
6.375%, Series K (I)	177,000	53,100

Lehman Brothers Holdings Capital Trust V,
6.000%, Series M (I)	46,600	16,310

Lehman Brothers Holdings, Inc., 5.940%,
Depositary Shares, Series C (I)	145,200	14,520

Merrill Lynch Preferred Capital Trust III, 7.000% (Z)	360,400	7,597,232

Merrill Lynch Preferred Capital Trust IV, 7.120% (Z)	172,200	3,655,806

Merrill Lynch Preferred Capital Trust V, 7.280% (Z)	275,000	5,995,000

Morgan Stanley Capital Trust III, 6.250% (Z)	286,779	6,139,938

Morgan Stanley Capital Trust IV, 6.250% (Z)	110,000	2,330,900

Morgan Stanley Capital Trust V, 5.750% (Z)	353,500	7,091,210

Morgan Stanley Capital Trust VII, 6.600%	29,000	647,860

Commercial Banks 16.34%

Barclays Bank PLC, 7.100%, Series 3 (Z)	375,000	8,437,500

Barclays Bank PLC, 8.125%, Series 5 (Z)	259,800	6,391,080

HSBC Holdings PLC, 6.200%, Series A (Z)	254,600	5,601,200

Royal Bank of Scotland Group PLC, 5.750%, Series L (Z)	480,000	6,864,000

Santander Finance Preferred SA Unipersonal, 10.500%	270,000	7,614,000

See notes to financial statements

Semiannual report | Preferred Income Fund II	7

	Shares	Value
Commercial Banks (continued)

Sovereign Bancorp, Inc., 7.300%, Depositary
Shares, Series C (Z)	105,567	$2,639,175

USB Capital VIII, 6.350%, Series 1 (Z)	233,500	5,391,515

USB Capital X, 6.500%	24,000	560,400

USB Capital XI, 6.600%	155,200	3,693,760

Wells Fargo & Company, 8.000% (Z)	486,250	12,448,000

Wells Fargo Capital Trust IV, 7.000% (Z)	130,000	3,286,400

Consumer Finance 4.71%

HSBC Finance Corp., 6.875% (Z)	310,900	7,595,287

HSBC Finance Corp., 6.000% (Z)	72,200	1,563,852

HSBC Finance Corp., 6.360%, Depositary
Shares, Series B (Z)	143,200	3,087,392

SLM Corp., 6.970%, Series A (Z)	64,000	2,430,720

SLM Corp., 6.000% (Z)	196,800	3,449,904

Diversified Financial Services 20.08%

BAC Capital Trust II, 7.000% (Z)	22,400	493,920

Citigroup Capital VIII, 6.950%	660,000	13,332,000

Corporate Backed Trust Certificates, 6.250%, Series 2003–4 (Z)	45,400	956,124

Deutsche Bank Capital Funding Trust X, 7.350%	125,000	2,981,250

Deutsche Bank Contingent Capital Trust II, 6.550%	160,000	3,516,800

Deutsche Bank Contingent Capital Trust III, 7.600%	357,500	8,690,825

Fleet Capital Trust VIII, 7.200% (Z)	332,000	7,337,200

General Electric Capital Corp., 6.000%	22,200	539,016

General Electric Capital Corp., 6.050%	19,000	470,060

ING Groep NV, 7.050% (Z)	775,700	15,002,038

JPMorgan Chase & Company, 6.150%, Series E (Z)	304,000	15,048,000

RBS Capital Funding Trust V, 5.900% (Z)	398,000	4,676,500

RBS Capital Funding Trust VII, 6.080% (Z)	145,000	1,699,400

Repsol International Capital Ltd., 7.450%, Series A (Z)	102,100	2,580,067

Insurance 10.58%

Aegon NV, 6.375% (Z)	355,000	6,532,000

MetLife, Inc., 6.500%, Series B (Z)	770,000	18,387,600

Phoenix Companies, Inc., 7.450% (Z)	229,300	4,138,865

PLC Capital Trust IV, 7.250% (Z)	389,500	8,724,800

Prudential PLC, 6.500% (Z)	103,000	2,318,530

RenaissanceRe Holdings Ltd., 6.080%, Series C (Z)	32,500	643,175

Real Estate Investment Trusts 9.75%

Duke Realty Corp., 6.600%, Depositary Shares, Series L (Z)	109,840	2,227,555

Duke Realty Corp., 6.500%, Depositary Shares, Series K (Z)	110,000	2,200,000

Duke Realty Corp., 6.625%, Depositary Shares, Series J (Z)	449,400	9,032,940

PFGI Capital Corp., 7.750% (Z)	686,000	16,978,500

Public Storage, Inc., 6.450%, Depositary Shares, Series X (Z)	30,000	663,300

Public Storage, Inc., 7.500%, Depositary Shares, Series V (Z)	100,000	2,545,000

Wachovia Preferred Funding Corp., 7.250%, Series A (Z)	170,000	3,891,300

Thrifts & Mortgage Finance 1.52%

Federal National Mortgage Association, Series S
(8.250% to 12-13-10, then variable) (I)	75,000	82,500

Sovereign Capital Trust V, 7.750% (Z)	232,500	5,793,900

See notes to financial statements

8	Preferred Income Fund II | Semiannual report

	Shares	Value
Telecommunication Services 8.79%		$33,832,484

Diversified Telecommunication Services 0.15%

AT&T, Inc., 6.375% (Z)	21,000	550,830

Wireless Telecommunication Services 8.64%

Telephone & Data Systems, Inc., 6.625% (Z)	155,000	3,565,000

Telephone & Data Systems, Inc., 7.600%,
Series A (Z)	666,834	16,004,016

United States Cellular Corp., 7.500% (Z)	559,243	13,712,638

Utilities 31.58%		121,631,449

Electric Utilities 13.67%

Baltimore Gas & Electric Company, 6.990%,
Series 1995 (Z)	39,870	3,970,805

Duquesne Light Company, 6.500% (Z)	98,450	4,728,681

Entergy Texas, Inc., 7.875%	37,000	1,026,380

FPC Capital I, 7.100%, Series A (Z)	369,750	9,347,280

FPL Group Capital Trust I, 5.875% (Z)	225,000	5,685,750

Georgia Power Capital Trust VII, 5.875% (Z)	95,000	2,374,050

HECO Capital Trust III, 6.500% (Z)	181,000	4,318,660

NSTAR Electric Company, 4.780% (Z)	15,143	1,153,707

PPL Energy Supply, LLC, 7.000% (Z)	626,184	16,074,143

Southern California Edison Company, 6.000%,
Series C (Z)	20,000	1,774,376

Westar Energy, Inc., 6.100% (Z)	87,700	2,183,730

Gas Utilities 2.16%

Southwest Gas Capital II, 7.700% (Z)	330,000	8,319,300

Multi-Utilities 15.75%

BGE Capital Trust II, 6.200% (Z)	477,000	10,479,690

DTE Energy Trust I, 7.800% (Z)	287,200	7,309,240

Interstate Power & Light Company, 8.375%,
Series B (Z)	699,350	19,826,573

Public Service Electric & Gas Company,
4.180%, Series B (Z)	4,805	341,876

SCANA Corp., 7.700%	408,600	10,840,158

Xcel Energy, Inc., 7.600% (Z)	445,000	11,877,050

	Shares	Value
Common Stocks 1.76%		$6,763,500

(Cost $6,648,705)

Energy 0.20%		773,700

Oil, Gas & Consumable Fuels 0.20%

BP PLC, SADR	10,000	561,200

Spectra Energy Corp. (Z)	10,000	212,500

Telecommunication Services 1.41%		5,437,400

Diversified Telecommunication Services 1.41%

AT&T, Inc.	110,000	2,789,600

Verizon Communications, Inc.	90,000	2,647,800

See notes to financial statements

Semiannual report | Preferred Income Fund II	9

			Shares	Value
Utilities 0.15%				$552,400

Gas Utilities 0.15%

Atmos Energy Corp.			20,000	552,400

		Maturity
	Rate	date	Par value	Value
Corporate Bonds 7.33%				$28,213,093

(Cost $30,068,302)

Energy 2.44%				9,389,500

Oil, Gas & Consumable Fuels 2.44%

Southern Union Company, Jr Sub Note, Series A
(7.200% to 11-01-11 then variable) (Z)	7.200%	11-01-66	$10,550,000	9,389,500

Utilities 4.89%				18,823,593

Electric Utilities 1.29%

Entergy Gulf States, Inc.,
1st Mtg Bond (Z)	6.200	07-01-33	5,000,000	4,961,095

Multi-Utilities 3.60%

Dominion Resources Capital Trust I,
Gtd Jr Sub Bond (Z)	7.830	12-01-27	8,450,000	8,747,398

Dominion Resources Capital Trust III,
Gtd Jr Sub Bond (Z)	8.400	01-15-31	5,000,000	5,115,100

		Maturity
	Yield*	date	Par value	Value
Short-Term Investments 7.58%				$29,199,733

(Cost $29,199,733)

U.S. Government 5.19%				19,999,733
U.S. Treasury Bills	0.010%	02-25-10	$20,000,000	19,999,733

U.S. Government Agency 2.39%				9,200,000
Federal Home Loan Bank,
Discount Note	0.030	02-01-10	9,200,000	9,200,000

Total investments (Cost $639,672,499)† 152.49%				$587,242,045

Other assets and liabilities, net (52.49%)			($202,130,775)

Total net assets 100.00%				$385,111,270

The percentage shown for each investment category is the total value that the category as a percentage of the net assets of the Fund.

SADR Sponsored American Depositary Receipts

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(I) Non-income producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at January 31, 2010 was $435,754,942.

† At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $639,927,298. Net unrealized depreciation aggregated $52,685,253, of which $13,077,983 related to appreciated investment securities and $65,763,236 related to depreciated investment securities.

See notes to financial statements

10	Preferred Income Fund II | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments, at value (Cost $639,672,499)	$587,242,045
Cash	21,529
Dividends and interest receivable	1,946,660
Other receivables and prepaid assets	69,783

Total assets	589,280,017

Liabilities

Payable for investments purchased	2,899,267
Committed facility agreement payable (Note 7)	196,500,000
Unrealized depreciation of swap contracts (Note 3)	4,612,257
Interest payable (Note 7)	12,162
Payable to affiliates
Accounting and legal services fees	5,420
Trustees’ fees	207
Other liabilities and accrued expenses	139,434

Total liabilities	204,168,747

Net assets

Capital paid-in	$497,140,837
Undistributed net investment income	2,358,218
Accumulated net realized loss on investments and swap agreements	(57,345,074)
Net unrealized depreciation on investments and swap agreements	(57,042,711)

Net assets	$385,111,270

Net asset value per share

Based on 21,182,284 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$18.18

See notes to financial statements

Semiannual report | Preferred Income Fund II	11

F I N A N C I A L   S T A T E M E N T S

Statement of operations
For the six-month period ended 1-31-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$19,520,178
Interest	1,875,550

Total investment income	21,395,728

Expenses

Investment management fees (Note 5)	2,057,765
Accounting and legal services fees (Note 5)	24,761
Trustees’ fees (Note 5)	30,353
Interest expense (Note 7)	1,084,222
Transfer agent fees	20,900
Printing and postage fees	66,088
Professional fees	131,832
Custodian fees	43,288
Stock exchange listing fees	12,000
Other	11,024

Total expenses	3,482,233
Less expense reductions (Note 5)	(224,402)

Net expenses	3,257,831

Net investment income	18,137,897

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	837,515
Swap contracts (Note 3)	(2,245,882)
(1,408,367)
Change in net unrealized appreciation (depreciation) of
Investments	39,482,188
Swap contracts (Note 3)	1,113,488
40,595,676

Net realized and unrealized gain	39,187,309

Increase in net assets from operations	$57,325,206

See notes to financial statements

12	Preferred Income Fund II | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets (unaudited)

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six month	Year
	period ended	ended
	1-31-10	7-31-09
Increase (decrease) in net assets

From operations
Net investment income	$18,137,897	$34,220,042
Net realized loss	(1,408,367)	(42,044,569)
Change in net unrealized appreciation (depreciation)	40,595,676	901,133

Increase (decrease) in net assets resulting from operations	57,325,206	(6,923,394)

Distributions to shareholders
From net investment income	(15,759,619)	(31,802,930)
From tax return of capital	—	(4,250,903)

Total distributions	(15,759,619)	(36,053,833)

From Fund share transactions (Note 6)	—	696,291

Total increase (decrease)	41,565,587	(42,280,936)

Net assets

Beginning of period	343,545,683	385,826,619

End of period	$385,111,270	$343,545,683

Undistributed (distribution in excess of) net investment income	$2,358,218	($20,060)

See notes to financial statements

Semiannual report | Preferred Income Fund II	13

F I N A N C I A L   S T A T E M E N T S

Statement of cash flows (unaudited)

This statement of cash flows shows cash flow from operating and financing activities for the period stated.

For the
six month
period ended
1-31-10

Cash flows from operating activities

Net increase in net assets from operations	$57,325,206

Adjustments to reconcile net decrease in net assets
from operations to net cash provided by operating activities:
Long-term investments purchased	(45,115,322)
Long-term investments sold	35,248,375
Increase in short-term investments	(21,399,772)
Net amortization of premium (discount)	(1,646)
Decrease in dividends and interest receivable	435,435
Increase in receivable from affiliates	(38,138)
Decrease in payable for investments purchased	(941,803)
Decrease in other receivables and prepaid expenses	1,315
Decrease in unrealized depreciation of swap contracts	(1,113,488)
Decrease in payable to affiliates	(12,442)
Increase in payable for interest	304
Decrease in other liabilities and accrued expenses	(3,473)
Net change in unrealized (appreciation) depreciation on investments	(39,482,188)
Net realized gain on investments	(837,515)

Net cash provided by operating activities	($15,935,152)

Cash flows from financing activities

Borrowings from committed facility agreement payable	26,800,000
Distributions to common shareholders	(15,759,619)

Net cash used in financing activities	$11,040,381

Net decrease in cash	($4,894,771)

Cash at beginning of period	$4,916,300

Cash at end of period	$21,529

Supplemental disclosure of cash flow information

Cash paid for interest	$1,083,918

See notes to financial statements

14	Preferred Income Fund II | Semiannual report

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

COMMON SHARES Period ended	1-31-10[1]	7-31-09	7-31-08	7-31-07	7-31-06	7-31-05[2]

Per share operating performance

Net asset value, beginning of period	$16.22	$18.26	$23.08	$23.98	$26.02	$24.84
Net investment income[3]	0.86	1.62	2.08	2.24	2.33	2.33
Net realized and unrealized gain (loss)
on investments	1.84	(1.95)	(4.56)	(0.24)	(1.71)	1.16
Distribution to Auction Preferred Shares	—	—	(0.47)	(0.61)	(0.50)	(0.30)
Total from investment operations	2.70	(0.33)	(2.95)	1.39	0.12	3.19
Less distributions to common
shareholders
From net investment income	(0.74)	(1.51)	(1.84)	(1.86)	(1.86)	(2.01)
From net realized gain	—	—	(0.01)	(0.43)	(0.30)	—
From tax return of capital	—	(0.20)	(0.02)	—	—	—
Total distributions	(0.74)	(1.71)	(1.87)	(2.29)	(2.16)	(2.01)
Net asset value, end of period	$18.18	$16.22	$18.26	$23.08	$23.98	$26.02
Per share market value, end of period	$16.81	$16.06	$17.43	$22.64	$23.55	$23.67
Total return at net asset value (%)[4,5]	17.30[6]	1.15	(13.31)	5.70	1.50	13.74[7]
Total return at market value (%)[4,5]	9.54[6]	4.92	(15.65)	5.58	9.57	5.55

Ratios and supplemental data

Net assets applicable to common shares,
end of period (in millions)	$385	$344	$386	$488	$505	$548
Ratios (as a percentage of average
net assets):
Expenses before reductions
(excluding interest expense)	1.31[8]	1.37	1.42	1.34	1.36	1.38
Interest expense (Note 7)	0.59[8]	1.18	0.30	—	—	—
Expenses before reductions
(including interest expense)	1.90[8]	2.55	1.72	1.34[9]	1.36[9]	1.38[9]
Expenses net of all fee waivers
(excluding interest expense)	1.19[8]	1.19	1.16	1.05	1.06	1.09
Expenses net of all fee waivers
(including interest expense)	1.78[8]	2.37	1.46	1.05[10]	1.06[10]	1.09[10]
Net investment income	9.92[8]	12.16	9.94	9.18[11]	9.47[11]	9.08[11]
Portfolio turnover (%)	7	15	10	19	15	15

See notes to financial statements

Semiannual report | Preferred Income Fund II	15

Financial highlights (continued)

Period ended	1-31-10[1]	7-31-09	7-31-08	7-31-07	7-31-06	7-31-05[2]

Senior securities

Total value of APS outstanding
(in millions)	—	—	—[12]	$254	$254	$254
Involuntary liquidation preference per
unit (in thousands)	—	—	—	$25	$25	$25
Average market value per unit
(in thousands)	—	—	—	$25	$25	$25
Asset coverage per unit[13]	—	—	—	$72,354	$74,047	$78,290
Total debt outstanding end of period
(in millions) (Note 7)	$197	$170	$184	—	—	—
Asset coverage per $1,000 of APS[14]	—	—	—	$2,919	$2,988	$3,158
Asset coverage per $1,000 of debt[15]	$2,960	$3,024	$3,097	—	—	—

1 Semiannual period from 8-1-09 to 1-31-10. Unaudited.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.

6 Not annualized.

7 Unaudited.

8 Annualized.

9 Ratios calculated on the basis of gross expenses relative to the average net assets of common shares that do not take into consideration expense reductions during the periods shown. Without the exclusion of preferred shares, the annualized ratios of gross expenses would have been 0.90%, 0.91% and 0.94% for the years ended 7-31-07, 7-31-06 and 7-31-05, respectively.

10 Ratios calculated on the basis of net expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of net expenses would have been 0.70%, 0.71% and 0.74% for the years ended 7-31-07, 7-31-06 and 7-31-05, respectively.

11 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of net investment income would have been 6.15%, 6.36% and 6.18% for the periods ended 7-31-07, 7-31-06 and 7-31-05, respectively.

12 In May 2008, the Fund entered into a Committed Facility Agreement with a third-party commercial bank in order to redeem the APS. The redemption of all APS was completed on May 28, 2008.

13 Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing such amount by the number of APS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

14 Asset coverage equals the total net assets plus APS divided by the APS of the Fund outstanding at period end.

15 Asset coverage equals the total net assets plus borrowings divided by the borrowing of the Fund outstanding at period end (Note 7).

See notes to financial statements

16	Preferred Income Fund II | Semiannual report

Notes to financial statements
(unaudited)

Note 1
Organization

John Hancock Preferred Income Fund II (the Fund) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund began operations on November 29, 2002. The Fund’s primary investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund’s secondary investment objective is to provide growth of capital to the extent consistent with its primary investment objective.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Events or transactions occurring after the period and through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations, or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Semiannual report | Preferred Income Fund II	17

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010, by major security category or security type.

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	JANUARY 31, 2010	QUOTED PRICE	INPUTS	INPUTS

Financials	$282,882,506	$265,889,486	$14,520	$16,978,500
Utilities	141,007,442	109,529,900	31,477,542	—
Consumer Discretionary	43,905,072	43,905,072	—	—
Energy	39,772,400	30,382,900	9,389,500	—
Telecommunication	39,269,884	39,269,884	—	—
Services
Consumer Staples	11,205,008	—	11,205,008	—
Short-Term Investments	29,199,733	—	29,199,733	—

Total investments in	$587,242,045	$488,977,242	$81,286,303	$16,978,500
securities
Other Financial	(4,612,257)	—	(4,612,257)	—
Instruments
Totals	$582,629,788	$488,977,242	$76,674,046	$16,978,500

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

FINANCIALS

Balance as of July 31, 2009	$15,853,882
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1,124,618
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of January 31, 2010	$16,978,500

18	Preferred Income Fund II | Semiannual report

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Overdrafts

Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Fund expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $47,618,660 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires on July 31, 2017.

As of July 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex dividend date. The Fund generally declares and pays dividends monthly. Capital gain distributions, if any, are paid annually. During the year ended July 31, 2009, the tax character of distributions paid was as follows: ordinary income $31,802,930 and tax return of capital $4,250,903.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Statement of cash flows

The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

Semiannual report | Preferred Income Fund II	19

Note 3
Financial instruments

Interest rate swap contracts

The Fund may enter into interest rate swaps to manage its exposure to interest rate risks, to gain exposure in lieu of buying in the physical market, or to enhance income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as unrealized appreciation/depreciation on the Fund’s Statement of Assets and Liabilities. If market quotations are not readily available or not deemed reliable, certain swaps may be fair valued in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations. In connection with these agreements, the Fund will hold cash and/or liquid securities equal to the net amount of the Fund’s exposure, in order to satisfy the Fund’s obligations in the event of default or bankruptcy/insolvency.

Entering into swaps involves, to varying degrees, elements of credit, market counterparty and legal documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that a counterparty may default on its obligation under the swap or disagree as to the meaning of the swap’s terms, and that there may be unfavorable interest rate changes. The Fund may also suffer losses if it is unable to terminate outstanding swaps or reduce its exposure through offsetting transactions.

The Fund is a party to International Swap Dealers Association, Inc., Master Agreements (“ISDA Master Agreements”) with select counterparties that govern over-the-counter derivative transactions, which may include foreign exchange derivative transactions, entered into by the Fund and those counterparties. The ISDA Master Agreements typically include standard representations and warranties, as well as a Credit Support Annex (“CSA”) that accompanies a schedule to ISDA master agreements provisions outlining the general obligations of the Fund and counterparties relating to events of default, termination events and other standard provisions. Termination events may include a decline in the Fund’s net asset value below a certain point over a certain period of time that is specified in the Schedule to the ISDA Master Agreement; such an event may entitle the counterparty to elect to terminate early and calculate damages based on that termination, with respect to some or all outstanding transactions under the applicable damage calculation provisions of the ISDA Master Agreement. An election by one or more counterparties to terminate ISDA Master Agreements could have a material impact in the financial statements of the Fund.

20	Preferred Income Fund II | Semiannual report

Interest rate swap notional amounts at January 31, 2010 are generally representative of the interest rate swap activity during the six-month period then ended and were used in anticipation of rising interest rates. The following summarizes the contracts held as of January 31, 2010:

	USD	PAYMENTS	PAYMENTS			UNREALIZED
	NOTIONAL	MADE	RECEIVED	EFFECTIVE	MATURITY	APPRECIATION
COUNTERPARTY	AMOUNT	BY FUND	BY FUND	DATE	DATE	(DEPRECIATION)	MARKET VALUE

			3 Month
Bank of America	$63,500,000	4.37%	LIBOR (a)	11-15-2007	11-15-2010	($2,482,593)	($2,482,593)
			3 Month
Morgan Stanley	63,500,000	3.79%	LIBOR (a)	01-07-2008	01-07-2011	(2,129,664)	(2,129,664)

	$127,000,000					($4,612,257)	($4,612,257)

(a) At January 31, 2009, the 3-month LIBOR rate was 0.24906%.

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at January 31, 2010, by risk category:

	STATEMENT OF ASSETS	FINANCIAL	ASSET	LIABILITY
	AND LIABILITIES	INSTRUMENTS	DERIVATIVES FAIR	DERIVATIVES
	LOCATION	LOCATION	VALUE	FAIR VALUE

Interest rate contracts	Unrealized	Interest rate	—	($4,612,257)
	depreciation of	swaps
	swap contracts;
	Net unrealized
	depreciation on
	investments and
	swap agreements
Total			—	($4,612,257)

Effect of derivative instruments on the Statement of Operations

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the six-month period ended January 31, 2010:

		TOTAL

Statement of Operations location –
Net realized loss on	Swap contracts
Interest rate contracts	($2,245,882)	($2,245,882)

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the six-month ended January 31, 2010:

		TOTAL

Statement of Operations location –
Net realized gain (loss) on	Swap contracts
Interest rate contracts	$1,113,488	$1,113,488

Semiannual report | Preferred Income Fund II	21

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions
with affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the Adviser), an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75% of the Fund’s average daily managed assets (including any assets attributable to the committed facility agreement) (see Note 7) (collectively, managed assets). The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The Adviser has contractually agreed to limit the Fund’s management fee, on an annual basis, to the following: 0.55% of the Fund’s average daily managed assets until the fifth anniversary of the commencement of the Fund’s operations, 0.60% of such assets in the sixth year, 0.65% of such assets in the seventh year and 0.70% of average daily managed assets in the eighth year. After the eighth year, the Adviser is not obligated to waive a portion of the management fee. Accordingly, the expense reductions related to the reduction in management fees amounted to $224,402 for the six-month period ended January 31, 2010. The effective rate for the six-month period ended January 31, 2010, is 0.67% of the Fund’s managed assets.

The Fund has an administrative agreement with the Adviser under which the Fund reimburses the Adviser for providing legal, tax, accounting, valuation, financial reporting, compliance, and service provider oversight services. The compensation for the six-month period ended January 31, 2010 amounted to $24,761 with an effective rate of 0.01% of the Fund’s managed assets.

Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

Common shares

The Fund is authorized to issue an unlimited number of common shares with no par value. There were no share transactions for the six-month period ended January 31, 2010. The number of Fund shares reinvested during the year ended July 31, 2009, along with the corresponding dollar value were 56,378 and $696,291, respectively.

Note 7
Committed Facility Agreement
and Leverage Risk

The Fund utilizes a Committed Facility Agreement (CFA) to increase its assets available for investment. When the Fund leverages its assets, common shareholders pay all fees associated with and have the potential benefit from leverage. Consequently, the Fund and the Adviser may have differing interests in

22	Preferred Income Fund II | Semiannual report

determining whether to leverage the Fund’s assets. Leverage creates risks that may adversely affect the return for the holders of common shares, including:

• the likelihood of greater volatility of net asset value and market price of common shares

• fluctuations in the interest rate paid for the use of the credit facility

• increased operating costs, which may reduce the Fund’s total return to the holders of common shares

• the potential for a decline in the value of an investment acquired through leverage, while the Fund’s obligations under such leverage remain fixed

• the Fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, the Fund’s return will be lower if the cost of the leverage exceeds the income or capital appreciation derived.

The Fund has entered into a CFA with a third party commercial bank. Pursuant to the existing CFA with a subsidiary of BNP Paribas (BNP), the Fund is permitted to borrow up to an initial limit of $208 million and to invest the borrowings in accordance with its investment practices. Borrowings under the CFA are secured by the assets of the Fund as disclosed in the Fund’s investments. Interest is charged at the monthly LIBOR rate (reset daily) plus 0.85% and is payable monthly. Under the terms of the CFA, the Fund also pays a commitment fee of 0.60% per annum on the unused portion of the facility. The commitment fee for the six-month period ended January 31, 2010 totaled $80,112 and is included in interest expense in the Statement of Operations. As of January 31, 2010, the Fund had borrowings of $196,500,000 at an interest rate of 1.0791%, as reflected in the committed facility agreement payable on the Statement of Assets and Liabilities. For the six-month period ended January 31, 2010, the average borrowings under the CFA and the average interest rate were $181,751,630 and 1.1834%, respectively. The Fund may terminate the agreement with 60 days’ notice if the Board of Trustees has determined that the elimination of all indebtedness leveraging the Fund’s investments is in the best interests of the Fund’s shareholders. In certain circumstances, the CFA may automatically terminate, and in other specified circumstances, it may be reduced to a 30-day facility. In addition, upon the occurrence of certain defaults, the lender may terminate the agreement. The lender may also modify or terminate the agreement upon 270 days’ notice.

On October 30, 2009, the Fund entered into an agreement with BNP that allows BNP to borrow a portion of the pledged collateral (Lent Securities) in an amount not to exceed the lesser of: (i) outstanding borrowings owed by the Fund to BNP and (ii) thirty three and one third percent of the Fund’s total assets. The Fund can designate any security within the pledged collateral as ineligible to be a Lent Security and can recall any of the Lent Securities. The Fund also has the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the current borrowings under the CFA.

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the six-month period ended January 31, 2010, aggregated $45,115,322 and $35,248,375, respectively.

Semiannual report | Preferred Income Fund II	23

Investment objective and policy

The Fund’s primary investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund’s secondary investment objective is to provide growth of capital to the extent consistent with its primary investment objective. The Fund seeks to achieve its objectives by investing in securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace.

Under normal market conditions, the Fund invests at least: (a) 80% of its assets (net assets plus borrowings for investment purposes) in preferred stocks and other preferred securities, including convertible preferred securities, (b) 25% of its total assets in the industries comprising the utilities sector, and (c) 80% of its total assets in preferred securities and other fixed-income securities which are rated investment grade or higher by Moody’s or Standard & Poor’s at the time of investment.

Bylaws

Effective September 9, 2008, the Fund’s Bylaws were amended with respect to notice requirements for Trustee nominations and other proposals by the Fund’s shareholders. These provisions require the disclosure of the nominating shareholder and the nominee’s investment interests as they relate to the Fund, as well as the name of any other shareholder supporting the nominee for election as a Trustee or the proposal of other business. In order for notice to be proper, such notice must disclose the economic interests of the nominating shareholder and nominee, including his or her holdings of shares in the Fund, the intent upon which those shares were acquired, and any hedging arrangements (including leveraged or short positions) made with respect to the shares of the Fund. Additionally, any material interest that the shareholder has in the business to be brought before the meeting must be disclosed.

Dividends and distributions

During the six-month period ended January 31, 2010, dividends from net investment income totaling $0.744 per share were paid to common shareholders. The dates of payments and amounts per share are as follows:

PAYMENT DATE	DIVIDEND

August 31, 2009	$0.1240
September 30, 2009	0.1240
October 30, 2009	0.1240
November 30, 2009	0.1240
December 31, 2009	0.1240
January 29, 2010	0.1240
Total	$0.7440

Dividend reinvestment plan

The Fund offers its shareholders a Dividend Reinvestment Plan (the Plan), which offers the opportunity to earn compounded yields. Each shareholder will automatically have all distributions of dividends and capital gains reinvested by Mellon Bank, N.A., as Plan Agent for the common shareholders (the Plan Agent), unless an election is made to receive cash. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash, paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose shares are held in the name of a broker or a nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to or exceeds their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. Such purchases will be made promptly after the payable date for such dividend and, in any

24	Preferred Income Fund II | Semiannual report

event, prior to the next ex-dividend date after such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant’s account will be the average cost, including brokerage commissions, of any shares purchased on the open market, plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates.

When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder’s account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to the shareholders’ meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions.

Participants under the Plan will receive tax information annually. The amount of dividend to be reported on 1099-DIV should be: (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and (2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent after at least 90 days’ written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 358015, Pittsburgh, PA 15252-8015 (Telephone: 1-800-852-0218).

Semiannual report | Preferred Income Fund II	25

Shareholder communication
and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting (unaudited)

The Fund held its Annual Meeting of Shareholders on January 22, 2010. The following action was taken by the shareholders:

Proposal: Election of four (4) Trustees to serve for a three-year term ending at the Annual Meeting of Shareholders in 2013. The votes cast with respect to each Trustee are set forth below.

THE PROPOSAL PASSED ON JANUARY 22, 2010.

	TOTAL VOTES FOR	TOTAL VOTES VITHHELD
	THE NOMINEE	FROM THE NOMINEE

James R. Boyle	18,610,670	699,098
Deborah C. Jackson	18,624,416	685,352
Patti McGill Peterson	18,634,700	675,068
Steven R. Pruchansky	18,637,849	671,919

The following seven Trustees of the Fund were not up for election and remain in office: James F. Carlin, William H. Cunningham, Charles L. Ladner, Stanley Martin, John A. Moore, Gregory A. Russo, and John G. Vrysen.

26	Preferred Income Fund II | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Custodian
Dr. John A. Moore	State Street Bank and Trust Company
Steven R. Pruchansky*
Gregory A. Russo	Transfer agent
John G. Vrysen†	Mellon Investor Services

Officers	Legal counsel
Keith F. Hartstein	K&L Gates LLP
President and Chief Executive Officer
Stock symbol
Andrew G. Arnott	Listed New York Stock Exchange: HPF
Chief Operating Officer
For shareholder assistance
Thomas M. Kinzler	refer to page 26
Secretary and Chief Legal Officer

Francis V. Knox, Jr.	The report is certified under the Sarbanes-Oxley
Chief Compliance Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Charles A. Rizzo	knowledge, the information in their financial reports
Chief Financial Officer	is fairly and accurately stated in all material respects.

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund is listed for trading on the NYSE and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund also files with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-852-0218.

You can also contact us:
	1-800-852-0218	Regular mail:
	jhfunds.com	Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Semiannual report | Preferred Income Fund II	27

1-800-852-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds.com

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

P11SA 1/10
3/10

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	March 22, 2010

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 22, 2010